SCHEDULE OF FUTURE LEASE COMMITMENT (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011
Commitments And Contingecies Schedule Of Future Lease Commitment 1		$ 2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 2		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 3		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 4		2,165,842
Commitments And Contingecies Schedule Of Future Lease Commitment 5		1,263,408
Commitments And Contingecies Schedule Of Future Lease Commitment 6		0
Commitments And Contingecies Schedule Of Future Lease Commitment 7		9,926,776
Commitments And Contingecies Schedule Of Future Lease Commitment 1	1
Commitments And Contingecies Schedule Of Future Lease Commitment 2	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 3	1
Commitments And Contingecies Schedule Of Future Lease Commitment 4	2
Commitments And Contingecies Schedule Of Future Lease Commitment 5	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 6	2
Commitments And Contingecies Schedule Of Future Lease Commitment 7	3
Commitments And Contingecies Schedule Of Future Lease Commitment 8	2,212,914
Commitments And Contingecies Schedule Of Future Lease Commitment 9	3
Commitments And Contingecies Schedule Of Future Lease Commitment 10	4
Commitments And Contingecies Schedule Of Future Lease Commitment 11	1,844,095
Commitments And Contingecies Schedule Of Future Lease Commitment 12	$ 8,482,837